BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of New Accounting Standards (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	$ 34,912	$ 33,346		$ 37,073
Future policy benefit reserves	34,593	48,763
Reinsurance recoverables, net of allowance for credit losses			$ 7,095	7,095
Other	544	950
Adoption of new accounting standards
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity				(7,285)
Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	82,983	83,286	90,240	92,247	$ 87,732
Retained earnings | Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity				92,247
Retained earnings | Adoption of new accounting standards
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity		0		(2,007)	(175)
Future policy benefit reserves				(1,853)
Reinsurance recoverables, net of allowance for credit losses				48
Other				(202)
Accumulated other comprehensive income (loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	$ (2,272)	(4,860)	$ (15,027)	(9,749)	(11,732)
Accumulated other comprehensive income (loss) | Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity				(9,749)
Accumulated other comprehensive income (loss) | Adoption of new accounting standards
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity		$ 0		(5,278)	$ 0
Future policy benefit reserves				(8,806)
Reinsurance recoverables, net of allowance for credit losses				3,542
Other				$ (14)